STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows
Fuel hedge	$ 77,234	$ 19,862	$ (50,029)
Hedging margin guarantees	14,755	(4,201)	1,184
Guarantees	1,573	59,988	(51,559)
Tax paid on bank transaction	318	(6,635)	(10,668)
Change reservation systems		(16,120)
SEC agreement			(4,719)
DOJ fine			(12,750)
Currency hedge	(1,282)	(17,798)	(39,534)
Bank commissions, taxes paid and other	(8,179)	(7,738)	(769)
Fuel derivatives premiums	(13,947)	(2,832)	(6,840)
Court deposits	(30,860)	(33,457)	(33,635)
Others			50
Total Other inflows (outflows) Operation flow	39,612	(8,931)	(209,269)
Others deposits in guarantees		3,754
Recovery loans convertible into shares			8,896
Certificate of bank deposits
Tax paid on bank transaction	(2,476)	(2,594)	(3,716)
Others		(10,383)	(4,337)
Total Other inflows (outflows) Investment flow	(2,476)	(9,223)	843
Loan guarantee		80,615	(74,186)
Aircraft Financing advances	55,728	(26,214)	(125,149)
Settlement of derivative contracts	(11,675)	(40,695)	(29,828)
Total Other inflows (outflows) Financing flow	$ 44,053	$ 13,706	$ (229,163)